Share-based compensation - Issuance of shares to certain employees with performance conditions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 28, 2016
Share-based compensation
Share-based compensation expense	$ 2,267,000	$ 1,222,000
Restricted ordinary shares
Share-based compensation
Share-based compensation expense			$ 0	$ 0
Total fair value of shares					$ 32,869,000
Restricted ordinary shares | Discounted cash flow approach | Terminal growth rate
Share-based compensation
Valuation measurement input					3.00%
Restricted ordinary shares | Discounted cash flow approach | Weighted average cost of capital
Share-based compensation
Valuation measurement input					18.30%
Restricted ordinary shares | Minimum | Discounted cash flow approach | Average spending per customer
Share-based compensation
Valuation measurement input					3.00%
Restricted ordinary shares | Maximum | Discounted cash flow approach | Average spending per customer
Share-based compensation
Valuation measurement input					19.00%
Fiscal Year 2018 | Restricted ordinary shares
Share-based compensation
Restricted ordinary shares authorized for issuance						1,068,114
Fiscal Year 2019 | Restricted ordinary shares
Share-based compensation
Restricted ordinary shares authorized for issuance						801,086